SAFE Liability (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Apr. 30, 2025
Offsetting Liabilities [Line Items]
Equity financing event discount percentage			15.00%		15.00%
Warrants amount			$ (72,000)	$ (7,000)
Proceeds received upfront loss amount			2,200,000		$ 3,100,000
Change in fair value	$ 1,900,000		13	2,100,000	3,400,000
Principal amount					9,100,000	$ 45,400,000		$ 440
Fair value of the SAFE liability					328,000,000	9,400,000
Gain (Loss) on Extinguishment of Debt, Total					(16,040,000)
Fair Value Adjustment of Warrants			(72,000)	(7,000)
Derivative liability provision					71,000
Fair value of the derivative liability			84		71
SAFE Liability [Member]
Offsetting Liabilities [Line Items]
Warrants amount					1,800,000
Change in fair value			134
Fair value of the SAFE liability					3,400,000		$ 3,400,000
Gain (Loss) on Extinguishment of Debt, Total					5,900,000
Derivative, Fair Value, Net, Total	$ 1,900,000	$ 1,900,000
Fair Value Adjustment of Warrants					1,800,000
Legacy Ionetix’S Series F Redeemable Convertible Preferred Stock [Member]
Offsetting Liabilities [Line Items]
Proceeds redeemable convertible preferred stock amount			2,400,000	$ 100,000
Conversion price per share	$ 1.4	$ 1.4
Aggregate carrying value	$ 50,700,000	$ 50,700,000
Legacy Lonetix Common Stock [Member]
Offsetting Liabilities [Line Items]
Proceeds redeemable convertible preferred stock amount			45,700,000		43,300,000
Principal amount					4,100,000	16,300,000
Warrants [Member]
Offsetting Liabilities [Line Items]
Warrants amount			2,200,000
Fair Value Adjustment of Warrants			2,200,000
Common Stock Warrants [Member]
Offsetting Liabilities [Line Items]
Warrants amount			2,400,000		242,000	76,000
Fair Value Adjustment of Warrants			$ 2,400,000		$ 242,000	$ 76,000